Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,623,808,816.75
Previously Paid Amount	0.00
Total Fee Amount	315,271.36
Total Offset Amount	0.00
Net Fee	315,271.36
Narrative - Max Aggregate Offering Price	$ 3,623,808,816.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true